Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:

	As of December 31, 2020
(In $ millions)	2020	2019
Operating leases right-of-use assets	1.6	2.7
Current operating lease liabilities	3.1	3.4
Long-term operating lease liabilities	2.9	6.5

Components of Lease Cost

Components of lease cost is comprised of the following:	For the Years Ended December 31,
(In $ millions)	2020	2019
Operating lease cost	8.7	21.2
Short-term lease cost	—	0.5
Total lease cost	8.7	21.7
Sublease income	1.8	0.7